Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Rights-of-Use Assets and Lease Liabilities

The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:

	As of March 31,
	2025	2026
	USD	USD
Rights-of-use assets – operating lease	983,097	1,213,030
Operating lease liabilities – current	405,146	466,439
Operating lease liabilities – non-current	615,366	776,854
	1,020,512	1,243,293

Schedule of Lease Cost

The component of lease expenses are as follows:

	As of March 31,
	2024	2025	2026
	USD	USD	USD
Operating lease expense	374,956	454,275	668,687

Other information about the Company’s leases is as follows:

	As of March 31,
	2024	2025	2026
	USD	USD	USD
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows used in operating leases	379,510	414,715	672,426
Right-of-use assets obtained in exchange for new operating lease liabilities	-	1,338,939	857,403
Weighted-average remaining lease term	0.58 years	3.31 years	2.62 years
Weighted-average discount rate	4.26%	8.49%	6.35%

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

Total
USD
Years ending March 31,
2026	478,262
2027	239,349
2028	209,185
2029	209,185
2030 and thereafter	52,296
Total undiscounted lease payments	1,188,277
Less: imputed interest	(167,765)
Lease liabilities recognized in the Consolidated Balance Sheet	1,020,512

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2026:

Total
USD
Years ending March 31,
2027	532,453
2028	501,532
2029	271,521
2030	50,770
2031 and thereafter	-
Total undiscounted lease payments	1,356,276
Less: imputed interest	(112,983)
Lease liabilities recognized in the Consolidated Balance Sheet	1,243,293